Statements of Cash Flow	12 Months Ended
	Jul. 31, 2026 USD ($)	Jul. 31, 2025 USD ($)
OPERATING ACTIVITIES:
Net loss	$ (2,932,330)	$ (4,717,108)
Adjustments to reconcile net loss to net cash flows used in operating activities
Accretion of interest	48,139	46,625
Accretion of interest of convertible notes	62,957	41,594
Depreciation		352
Impairment of deferred acquisition costs	154,242
Gain on extension of accounts payable	(47,982)
Stock-based compensation		1,151,838
Effect of accounting change on convertible debt		13,394
Effects of currency exchange rate changes on non-current accounts payable	477
Changes in operating assets and liabilities:
Amounts receivable	(61,278)	(30,479)
Prepaid expenses and other receivables	(47,694)	(5,299)
Deposits	(44,502)
Accounts payable and accrued liabilities	2,018,123	3,193,440
Net cash used in continuing operations	(849,848)	(305,643)
FINANCING ACTIVITIES:
Proceeds on exercise of options	173,772
Proceeds on issuance of common shares, net of cash share issue costs	846,067
Proceeds on issuance of convertible notes		329,599
Proceeds on loans payable, net of transaction costs	70,887
Net cash provided by financing activities	1,090,726	329,599
Net change in cash	240,878	23,956
Effect of exchange rate changes on cash	(5,201)	(10,120)
Cash, beginning of year	46,469	32,633
Cash, end of year	282,146	46,469
Income taxes
Interest
Reclassification of grant-date fair value on exercise of stock options	121,498
Reclassification of grant-date fair value on issue of shares for the restricted shares units	343,014
Cash paid during the year for:
Income taxes
Interest
Reclassification of grant-date fair value on exercise of stock options	121,498
Reclassification of grant-date fair value on issue of shares for the restricted shares units	343,014
Non-cash transactions
Shares issued upon conversion of convertible notes	162,239
Shares issued in settlement of accrued interest on convertible notes	$ 31,695